Finance Expenses - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance expense [abstract]
Lease liabilities and lease related obligations	$ 1,709	$ 846